CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 215	$ 106		$ 1,614
Trade receivables	3	6		5
Prepaid expenses and other accounts receivable	47	42		86
Inventories	82	67		71
Total current assets	347	221		1,776
NON-CURRENT ASSETS:
Long-term prepaid expense	110	5		0
Severance pay fund	292	257		197
Property and equipment, net	8	11		10
Total non- current assets	410	273		207
Total assets	757	494		1,983
CURRENT LIABILITIES:
Trade payables	223	82		58
Other accounts payable	531	483		239
Total current liabilities	754	565		297
LONG-TERM LIABILITIES:
Convertible promissory notes	713
Warrants to purchase Common stock	1,948	2,079	[1]	1,696	[1]
Accrued severance pay	393	349		199
Total long-term liabilities	3,054	2,428		1,895
COMMITMENTS AND CONTINGENT LIABILITIES
STOCKHOLDERS' DEFICIENCY:
Stock capital - Common stock of $ 0.001 par value - Authorized: 24,000,000 shares at June 30, 2017 and December 31, 2016, 20,000,000 shares at December 31, 2015; Issued and outstanding: 2,632,710 and 2,632,710 shares at June 30, 2017 and December 31, 2016; Issued and outstanding: 2,632,710 and 2,611,328 shares at December 31, 2015, respectively.	2	2		2
Additional paid-in capital	22,087	20,073		19,521
Accumulated deficit	(25,142)	(22,576)		(19,734)
Total stockholders' deficiency	(3,051)	(2,499)		(209)
Total liabilities and stockholders' deficiency	757	494		1,983
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIENCY:
Series C Preferred stock of $ 0.001 par value - Authorized: 5,500,000 shares at June 30, 2017 and December 31, 2016, 5,000,000 shares at December 31, 2015; Issued and outstanding: 1,951,261 shares at June 30, 2017, December 31, 2016 and 2015, respectively	$ 2	2		2
Total stockholders' deficiency		$ 2		$ 2

[1]	During February 2013 through December 2014, the Company issued to the holders of the Notes, who are related parties of the Company, warrants to purchase 563,910 shares of Common stock. The exercise price at which the warrants may be exercised is $ 2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events including "down round" protection. The warrants expire on February 2018 through December 2019, based on the issuance date (see also Note 7b).